PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax expense at statutory tax rate	$ (2,356)	$ (30,711)
Tax rate differences	(81)	(69)
Pass through and non-controlling entities	(5,881)	(4,881)
State tax expense, net	(3,292)	(4,898)
IRC Section 280E disallowance	0	47,043
Uncertain tax treatment (including penalties and interest)	57,934	7,311
Share-based compensation	790	2,086
Goodwill impairment	0	10,448
Tax penalties and interest	(230)	5,552
Change in valuation allowance	(2,802)	(3,153)
Change in state tax rates	(3,748)	10,317
Change in state filing methods	(2,409)	(3,940)
Canadian reorganization basis change	(5)	6,533
Tax receivable agreement	13,910	(2,919)
Adjustments to prior year provisions	(1,858)	(7,003)
Other	(99)	1,235
Total	$ 49,873	$ 32,950
Effective tax rate	(469.80%)	(22.40%)